Morgan, Lewis & Bockius LLP

101 Park Avenue

New York, NY 10178-0060

March 24, 2016

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Legg Mason Global Asset Management Trust
(File Nos. 333-162441 and 811-22338)

Ladies and Gentlemen:

On behalf of Legg Mason Global Asset Management Trust, a Maryland statutory trust (the “Trust”), we are hereby filing Post-Effective Amendment No. 124 to the registration statement for the Trust (the “Amendment”) relating to the QS Batterymarch International Equity Fund (the “Fund”), on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”). Please note that as of April 1, 2016 the Fund will be renamed the QS International Equity Fund.

The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act for the purpose of adding Class A2 Shares and providing purchase and sale information regarding Class A2 shares (“Class A2 Disclosure”) in the Fund’s prospectus (the “Prospectus”) and the Fund’s statement of additional information (the “Statement of Additional Information”).

The Class A2 Disclosure included in the Prospectus and Statement of Additional Information contained in the Amendment is substantially similar to that which has been included in other post-effective amendments filed by the Registrant and that have been reviewed by the Staff, such as Post-Effective Amendment No. 100 to the Trust’s Registration Statement on Form N-1A filed on October 21, 2015 which included disclosure regarding Class A2 shares for the ClearBridge Small Cap Fund. A Post-Effective Amendment to the Trust’s registration statement on Form N-1A relating to the QS Batterymarch International Equity Fund was last filed with the Commission on February 10, 2012 in Post-Effective Amendment No. 30.

In light of the foregoing, the Registrant hereby requests that the Staff, in reviewing the Prospectus and Statement of Additional Information contained in the Amendment, use the selective review procedure set forth in Investment Company Act Release No. 13768 (February 15, 1984) in processing the Amendment.

In connection with the Registrant’s request for selective review, the Registrant notes that the Class A2 Disclosure can be found on page 7 of the Prospectus under “Purchase and sale of fund shares” and in the more detailed information related to purchases and sales of fund shares from pages 16-28. In addition, the Statement of Additional Information contains disclosure regarding Class A shares under “Additional Purchase and Redemption Information” beginning on page 41 and under “Services and distribution plan” on page 80.

Please call the undersigned at (212) 309-6353 with any comments or questions relating to the filing.

Sincerely,

/s/ Elizabeth L. Belanger

Elizabeth L. Belanger